Other disclosures - Risk review - Derivative assets (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	[1]	£ 350,255	£ 423,242
Counterparty netting		184,265	273,602
Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		1,383,199	1,403,390
Counterparty netting		190,882	282,224
Cash collateral held		34,978	43,760
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		237,669	346,626
Counterparty netting		184,265	273,602
Net expsoure		53,404	73,024
Cash collateral held		33,092	41,641
Net exposure less collateral		20,312	31,383
Derivatives [member] | Foreign exchange derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		54,943	79,744
Counterparty netting		42,117	59,040
Net expsoure		12,826	20,704
Derivatives [member] | Interest rate derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		153,043	228,652
Counterparty netting		117,559	185,723
Net expsoure		35,484	42,929
Derivatives [member] | Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		12,549	16,273
Counterparty netting		9,952	12,891
Net expsoure		2,597	3,382
Derivatives [member] | Equity and stock index derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		14,698	17,089
Counterparty netting		12,702	12,603
Net expsoure		1,996	4,486
Derivatives [member] | Commodity derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets		2,436	4,868
Counterparty netting		1,935	3,345
Net expsoure		£ 501	£ 1,523

[1]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable n etting arrangements and ‘Amounts not subject to enforceable netting arrangements’